Deferred income taxes and tax credit	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Deferred income taxes and tax credit	Deferred income taxes and tax credit
Recognized unused tax credits and temporary differences
Following the approval of ZYNLONTA and the commencement of commercial sales in the U.S., the Group revised its projections of future taxable profits. On this basis, during 2021, the Group recognized deferred tax assets related to ADCT America’s tax credits and temporary differences. The Group notes that its projections of future taxable profits rely on currently enacted law and are subject to revision if the U.S. legislates new tax law. Deferred income tax assets from ADCT America’s federal and state R&D tax credit carryforwards, as well as temporary differences, are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The components of Deferred income tax as of December 31, 2021 are as follows:

(in KUSD)	As of December 31, 2021
U.S. Federal R&D credits	21,213
U.S. State R&D credits	3,843
Other items	993
Total	26,049
Prior to 2021, the Company did not recognize any deferred income tax assets as the realization of the related tax benefit through future taxable profits was not probable.
U.S. federal and state R&D credits associated with recognized deferred tax assets are scheduled to expire in future years through 2041 as follows:

(in KUSD)	December 31, 2021	December 31, 2020
2036	61	1,059
2037	—	2,569
2038	—	7,117
2039	5,552	7,026
2040	8,429	8,484
2041	7,232	—
Total	21,274	26,255
An amount of KUSD 6,010 was utilized in 2021 (KUSD 546 in 2020). The U.S. R&D tax credits in the above table may be carried forward for up to 20 years. In addition, U.S. State R&D credits of KUSD 3,782 have no expiration date. These U.S. R&D tax credits relate entirely to ADCT America.
Unused tax losses, unrecognized temporary differences and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

(in KUSD)	December 31, 2021	December 31, 2020
Tax losses	818,946	613,206
Unused U.S. State R&D tax credits	907	26,255
Deductible (taxable) temporary differences	(40,380)	(50,465)
Total	779,473	588,996
Tax loss carryforwards
Potential deferred income tax assets from tax loss carryforwards exceed deferred tax liabilities. Deferred income tax assets from tax loss carryforwards are initially recognized to the extent of suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Company has decided not to recognize any deferred income tax assets other than those described above. The amounts of deferred income tax assets that arise from sources other than tax loss carryforwards and the amounts of deferred income tax liabilities are insignificant in comparison to the unrecognized tax loss carryforwards.
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2021	December 31, 2020
2021	—	19,889
2022	31,128	31,128
2023	38,441	38,441
2024	92,012	92,012
2025	121,866	121,866
2026	118,943	118,943
Beyond 2027	416,556	190,927
	818,946	613,206
All of these carryforwards relate to the Company. In 2021, unused tax losses of KUSD 19,889 expired (2020: KUSD 14,735).
U.S. R&D tax credits carryforwards
As described above, Deferred income tax assets from U.S. R&D tax credit carryforwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Group has not recognized deferred tax assets related to the following state tax credits carryforwards:

(In KUSD)
Years of expiry	December 31, 2021
2038	352
2039	275
2040	280
907
These U.S. R&D tax credits, which may be carried forward for up to 20 years, relate entirely to ADCT America.